Inventories- Schedule of Inventories (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventories [line items]
Cost of inventory	$ 2,719	$ 2,952
Production costs [member]
Disclosure of inventories [line items]
Cost of inventory	1,753	1,953
Depreciation and depletion [member]
Disclosure of inventories [line items]
Cost of inventory	$ 966	$ 999